Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000235073 [Member]
Shareholder Report [Line Items]
Fund Name	Relative Sentiment Tactical Allocation ETF
Class Name	Relative Sentiment Tactical Allocation ETF
Trading Symbol	MOOD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Relative Sentiment Tactical Allocation ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://relativesentimentetfs.com/mood-etf/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://relativesentimentetfs.com/mood-etf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://relativesentimentetfs.com/mood-etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$75	0.65%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund’s performance over the Period was driven by five primary factors. First, it maintained a near-continuous allocation to precious metals. Second, based on the Sub-Adviser’s sentiment-based indicators, it significantly reduced its equity exposure in March 2025, which limited losses during the April 2025 tariff-driven selloff. Third, it increased its equity allocation to over 90% during the summer, as markets entered a strong uptrend. Fourth, it gradually scaled back equities and increased its precious metals exposure in late 2025 as equities began to stall and metals prices rose sharply. And fifth, it maintained a higher allocation to non-U.S. equities during a period of sustained international outperformance. No individual allocation decisions or asset class exposures represented material detractors from Fund performance during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM FOR THE PERIOD?

Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (5/18/2022)
Relative Sentiment Tactical Allocation ETF- NAV	32.12%	14.98%
Solactive GBS Global Markets All Cap Index	21.13%	14.20%
Solactive US Aggregate Bond Index	3.86%	2.28%
Custom Blended Benchmark[1]	13.35%	9.38%
Solactive US Aggregate Bond Index	3.86%	2.28%
Solactive GBS United States 1000 Index	17.61%	15.18%
Solactive GBS Developed Markets ex North America Large Index	21.83%	12.73%
[1] 40% Solactive U.S. Aggregate Bond Index, 30% Solactive GBS United States 1000 Index, 30% Solactive GBS Developed Markets ex North America Large & Mid Cap Index
The Solactive GBS Global Markets All Cap Index and the Solactive US Aggregate Bond Index are provided as broad measures of market performance. The Custom Blended Benchmark is provided as a measure of the Fund’s investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://relativesentimentetfs.com/mood-etf/ for more recent performance information.

Performance Inception Date	May 18, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://relativesentimentetfs.com/mood-etf/ for more recent performance information.
Net Assets	$ 107,882,228
Holdings Count | holding	13
Advisory Fees Paid, Amount	$ 347,326
Investment Company, Portfolio Turnover	579.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$107,882,228	Portfolio Turnover Rate*	579%
# of Portfolio Holdings	13	Advisory Fees Paid	$347,326
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Domestic Stock ETFs	29.3%
Fixed Income ETFs	27.9%
Commodity Derivative ETFs	25.8%
Global Stock ETFs	17.0%

TOP 10 HOLDINGS (as a % of Net Assets)
Alpha Architect 1-3 Month Box ETF	18.1%
State Street SPDR S&P 500 ETF Trust	12.7%
State Street Energy Select Sector SPDR ETF	12.5%
iShares Core MSCI EAFE ETF	9.9%
iShares 20+ Year Treasury Bond ETF	9.8%
Graniteshares Gold Trust	9.6%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	8.3%
Invesco DB US Dollar Index Bullish Fund	5.3%
iShares MSCI Global Gold Miners ETF	4.2%
Amplify Junior Silver Miners ETF	4.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 31, 2026, at https://relativesentimentetfs.com/mood-etf/ or upon request by calling (215) 330-4476.
Effective April 11, 2025, the Fund updated its strategy and related risk disclosure to reflect investments in passively- or actively-managed ETFs (including other ETFs managed by the Fund’s investment adviser and/or its affiliates) that utilize derivatives, such as options, to limit risk relative to a decline in the value of an asset or index (such as a broad-based equity index) and/or profit from a market dislocation event (also known as a tail risk event) when the asset or index suffers an extreme market decline (generally greater than 25%) within a few months accompanied by a sustained increase in expected volatility.

Material Fund Change Strategies [Text Block]
Effective April 11, 2025, the Fund updated its strategy and related risk disclosure to reflect investments in passively- or actively-managed ETFs (including other ETFs managed by the Fund’s investment adviser and/or its affiliates) that utilize derivatives, such as options, to limit risk relative to a decline in the value of an asset or index (such as a broad-based equity index) and/or profit from a market dislocation event (also known as a tail risk event) when the asset or index suffers an extreme market decline (generally greater than 25%) within a few months accompanied by a sustained increase in expected volatility.